Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Total trading securities	$ 103,547	$ 137,148
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	14,734	13,114
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	10,277	9,854
United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	11,957	6,823
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	8,302	9,688
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	46,753	85,016
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	11,524	12,653
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	57,879	54,655
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	30,179	56,125
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4,657	4,861
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	10,832	21,507
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	7,344	5,806
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,072	868
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,906	778
Within 3 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,216	61
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,610	3,226
Within 3 months [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	540	873
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,274	2,151
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,304	432
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	411	1,038
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,355	2,185
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	12,907	6,970
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,581	892
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,839	1,434
Three to 12 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	5,224	1,097
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,643	2,000
Three to 12 months [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,620	1,547
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	5,206	2,663
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	5,694	1,848
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,094	820
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	913	1,639
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	20,274	21,320
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	7,089	6,134
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	948	1,829
One to 5 years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,277	3,366
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,545	4,022
One to 5 years [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	5,415	5,969
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	10,243	9,034
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,448	7,618
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	2,891	2,316
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	692	2,352
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	8,252	8,210
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,934	2,399
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,256	1,215
Five to ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,000	2,123
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	356	293
Five to ten years [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	2,706	2,180
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,336	4,663
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,550	3,124
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	77	17
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	289	406
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	7,837	8,993
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,057	2,821
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,328	4,598
Over ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	240	176
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	148	147
Over ten years [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,064	1,251
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,859	8,028
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	836	717
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	64	40
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	78	208
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	46,933	85,849
No specific maturity [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1
No specific maturity [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities
No specific maturity [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities
No specific maturity [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	46,753	85,016
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	179	833
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	27,961	28,116
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	12,347	42,386
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	120	630
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 6,505	$ 14,717